Tax	12 Months Ended
Dec. 31, 2025
Tax [Abstract]
TAX
13.	TAX

The Cayman Islands and the BVI

The Company was incorporated in the Cayman Islands and several of its wholly-owned subsidiaries were incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands and the BVI.

Hong Kong

According to the Tax (Amendment) (No. 3) Ordinance 2018 published by the Hong Kong government, effective April 1, 2018, under the two-tiered profits tax regime, the profits tax rate for the first HKD2 million of assessable profits is 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (“IRO”)) for corporations. The Group was not subject to Hong Kong profits tax for any of the periods presented as it did not have assessable profits during such periods.

United States

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”) which significantly changed previous U.S. tax laws, including a reduction of corporate income tax rate from 35% to 21% and a one-time transition tax on deemed repatriation of undistributed foreign earnings.

The Group’s U.S. subsidiaries file income tax returns with the Internal Revenue Service and are subject to income tax examinations by the IRS and applicable state tax authorities.

For the years ended December 31, 2023, 2024 and 2025, the U.S. federal statutory corporate income tax rate applicable to the Group’s U.S. subsidiaries was 21%. The Group’s U.S. subsidiaries are incorporated and operate in the California and are subject to the California corporate franchise tax at a statutory rate of 8.84% for the years ended December 31, 2023, 2024 and 2025.

The IRS generally may examine tax returns filed within the preceding three years. However, in cases where a substantial understatement of income is identified, the statute of limitations may be extended to six years.

Europe

The Company’s subsidiaries, which were mainly incorporated in European Union (“EU”) countries, such as the Netherlands, Italy, and France, are subject to enterprise income tax on their respective taxable income as determined under the applicable tax laws and accounting standards at rates ranging from 16.5% to 28%.

The PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of Enterprise Income Tax Law of the PRC (the “EIT Law”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Jiangxi Yibo, is qualified as HNTE and has renewed its HNTE certificate in 2025, which will expire on October 29, 2028. Therefore, for the years ended December 31, 2023, 2024 and 2025, Jiangxi Yibo was eligible to enjoy a preferential tax rate of 15% under the EIT Law.

For the years ended December 31, 2023, 2024 and 2025, Jiangxi Leibotai, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise. For the years ended December 31, 2023, Yantuo, a wholly owned subsidiary of Jiangxi Yibo, was recognized as a small low-profit enterprise.

According to the Announcement on Preferential Income Tax Policies for Small and Micro Enterprises and Individual Industrial and Commercial Households (Caishui [2023] No. 6) issued by the Ministry of Finance and the State Taxation Administration on March 26, 2023, for small and low-profit enterprises with annual taxable income not exceeding RMB1 million (equivalent to $0.1 million), 25% of the taxable income shall be deducted in the computation base and enterprise income tax shall be levied at a rate of 20%. The effective period of this announcement was from January 1, 2023 to December 31, 2024. Pursuant to the Announcement of the Ministry of Finance and the State Administration of Taxation on Further Supporting the Development of Small and Micro Enterprises and Individual Businesses in Relevant Tax Policies (Caishui [2023] No. 12) issued on August 2, 2023, the effective period was extended to December 31, 2027.

With the above preferential income tax rate, the effect of tax holiday saving of the Group was $857, $608 and $785 for the years ended December 31, 2023, 2024 and 2025, respectively.

The Group’s income/(loss) before income tax expense consisted of:

	For the years ended December 31,
	2023	2024	2025
PRC	$7,997	$6,947	$(6,690)
Non-PRC	617	581	611
	$8,614	$7,528	$(6,079)

The income tax provision consisted of the following components:

	For the years ended December 31,
	2023	2024	2025
Current income tax expense	$(1,086)	$(906)	$(397)
Deferred income tax benefit/(expense)	246	492	(1,776)
Total income tax expense	$(840)	$(414)	$(2,173)

The PRC

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2023	2024	2025
Computed income tax expense with PRC statutory tax rate *	25.00%	25.00%	25.00%
Non-deductible items	0.10%	0.17%	(0.16)%
Additional deduction of qualified R&D expenditures	(10.94)%	(12.38)%	13.06%
Effect of tax holiday and preferential tax rate	(9.95)%	(8.07)%	(12.91)%
Less tax losses carryforward available	-	-	(29.26)%
Changes in valuation allowance	5.71%	0.93%	(31.70)%
Effect of income tax rate differences in jurisdictions other than the PRC	(0.17)%	(0.15)%	0.23%
Effective income tax rate	9.75%	5.50%	(35.74)%

*	The PRC statutory tax rate is used because the Group’s headquarters and primary management activities are located in PRC.

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective income tax rate is as follows (in thousands, except percentages):

	For the year ended December 31, 2025
	Amount	Percent
Statutory Rate	$(1,520)	25.00%
Foreign Tax Effects
North America
Statutory tax rate difference between North America and Chinese mainland	9	(0.15)%
Europe
Statutory tax rate difference between Europe and Chinese mainland	(19)	0.31%
Other foreign jurisdictions	(4)	0.07%
Less tax losses carryforward available	1,779	(29.26)%
Changes in valuation allowance	1,927	(31.70)%
Non-deductible items	10	(0.16)%
Additional deduction of qualified R&D expenditures	(794)	13.06%
Effect of preferential tax rate of HNTE	785	(12.91)%
Effective income tax rate	$2,173	(35.74)%

The per share effect of the tax holiday was as follows:

	For the years ended December 31,
	2023	2024	2025
Tax holiday effect	857	608	785
Effect of tax holiday on basic net income per share	(0.02)	0.01	0.01
Effect of tax holiday on diluted net income per share	(0.02)	0.01	0.01

As of December 31, 2024 and 2025, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31,
	2024	2025
Allowance for inventories and others	$253	$307
Net operating loss carried forward	2,671	2,759
Total deferred tax assets	2,924	3,066
Valuation allowance	(946)	(2,867)
Deferred tax assets, net of valuation allowance	$1,978	$199

Deferred tax liability:
Accelerated tax depreciation and others	$(450)	$(447)
Total deferred tax liability	$(450)	$(447)
Deferred tax assets/(liabilities), net	$1,528	$(248)

Pursuant to the disclosure requirements of ASU 2023-09, the following table summarizes income taxes paid, net of refunds, by jurisdiction:

For the year ended December 31, 2025
Europe	$99
Asia	88
North America	10
Total income taxes paid (net of refunds)	$197